Quarterly Report
January 31, 2020
MFS®  Lifetime®  2020 Fund

Portfolio of Investments
1/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 70.0%
MFS Emerging Markets Debt Fund - Class R6	498,818	$7,527,162
MFS Emerging Markets Debt Local Currency Fund - Class R6	567,941	3,958,549
MFS Global Bond Fund - Class R6	1,920,857	17,652,680
MFS Government Securities Fund - Class R6	3,493,180	35,281,114
MFS High Income Fund - Class R6	3,336,619	11,477,969
MFS Inflation-Adjusted Bond Fund - Class R6	3,313,091	35,317,555
MFS Limited Maturity Fund - Class R6	10,891,856	65,677,892
MFS Total Return Bond Fund - Class R6	6,087,592	68,181,025
		$245,073,946
International Stock Funds – 5.3%
MFS Blended Research International Equity Fund - Class R6	834,752	$9,224,009
MFS International Growth Fund - Class R6	53,794	1,949,500
MFS International Intrinsic Value Fund - Class R6	43,388	1,962,403
MFS Research International Fund - Class R6	280,449	5,395,841
		$18,531,753
Specialty Funds – 3.9%
MFS Commodity Strategy Fund - Class R6	1,377,625	$6,846,798
MFS Global Real Estate Fund - Class R6	391,577	6,954,405
		$13,801,203
U.S. Stock Funds – 20.8%
MFS Blended Research Core Equity Fund - Class R6	260,706	$7,351,920
MFS Blended Research Growth Equity Fund - Class R6	479,676	7,367,824
MFS Blended Research Mid Cap Equity Fund - Class R6	892,048	10,802,704
MFS Blended Research Small Cap Equity Fund - Class R6	249,982	3,399,753
MFS Blended Research Value Equity Fund - Class R6	548,744	7,342,199
MFS Growth Fund - Class R6	55,838	7,401,909
MFS Mid Cap Growth Fund - Class R6	233,511	5,424,465
MFS Mid Cap Value Fund - Class R6	217,729	5,390,964
MFS New Discovery Fund - Class R6	53,078	1,719,733
MFS New Discovery Value Fund - Class R6	107,319	1,707,445
MFS Research Fund - Class R6	158,700	7,379,527
MFS Value Fund - Class R6	167,862	7,338,909
		$72,627,352
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 1.62% (v)	77,887	$77,895
Total Investment Companies		$350,112,149

Other Assets, Less Liabilities – (0.0)%		(94,143)
Net Assets – 100.0%		$350,018,006
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $350,112,149.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$350,112,149	$—	$—	$350,112,149
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$7,791,771	$1,109,457	$1,982,809	$164,621	$268,880	$7,351,920
MFS Blended Research Growth Equity Fund	7,782,021	985,886	1,986,058	323,478	262,497	7,367,824
MFS Blended Research International Equity Fund	10,008,274	1,371,511	2,396,717	135,064	105,877	9,224,009
MFS Blended Research Mid Cap Equity Fund	11,276,687	1,445,581	2,242,399	193,555	129,280	10,802,704
MFS Blended Research Small Cap Equity Fund	3,397,237	630,940	577,192	20,120	(71,352)	3,399,753
MFS Blended Research Value Equity Fund	7,820,715	984,574	1,677,271	151,889	62,292	7,342,199
MFS Commodity Strategy Fund	6,807,512	1,530,369	906,883	(89,090)	(495,110)	6,846,798
MFS Emerging Markets Debt Fund	7,838,347	431,348	1,152,650	5,949	404,168	7,527,162
MFS Emerging Markets Debt Local Currency Fund	4,416,218	282,938	1,003,285	(26,710)	289,388	3,958,549
MFS Global Bond Fund	17,130,530	1,856,388	2,180,077	(49,490)	895,329	17,652,680
MFS Global Real Estate Fund	6,862,743	1,006,977	1,309,082	99,710	294,057	6,954,405
MFS Government Securities Fund	34,226,209	3,786,128	4,201,082	(47,500)	1,517,359	35,281,114
MFS Growth Fund	7,800,147	539,056	1,967,048	1,031,202	(1,448)	7,401,909
MFS High Income Fund	12,268,387	726,916	1,721,371	(23,589)	227,626	11,477,969
MFS Inflation-Adjusted Bond Fund	34,184,768	4,050,053	4,554,764	464	1,637,034	35,317,555
MFS Institutional Money Market Portfolio	51,135	4,964,769	4,938,018	8	1	77,895
MFS International Growth Fund	2,200,598	156,908	517,027	218,833	(109,812)	1,949,500
MFS International Intrinsic Value Fund	2,205,476	162,702	472,460	196,478	(129,793)	1,962,403
MFS Limited Maturity Fund	58,766,441	9,447,663	3,359,841	(21,903)	845,532	65,677,892
MFS Mid Cap Growth Fund	5,632,894	366,686	1,242,354	663,812	3,427	5,424,465
MFS Mid Cap Value Fund	5,628,593	663,210	1,133,049	298,847	(66,637)	5,390,964
MFS New Discovery Fund	1,702,573	297,679	367,055	34,533	52,003	1,719,733
MFS New Discovery Value Fund	1,704,964	295,303	322,085	32,782	(3,519)	1,707,445
MFS Research Fund	7,816,027	781,123	1,824,318	592,494	14,201	7,379,527
MFS Research International Fund	5,626,939	530,047	1,134,371	181,506	191,720	5,395,841
MFS Total Return Bond Fund	63,610,600	7,900,484	6,796,372	35,327	3,430,986	68,181,025
MFS Value Fund	7,856,502	777,889	1,737,843	532,997	(90,636)	7,338,909
	$342,414,308	$47,082,585	$53,703,481	$4,655,387	$9,663,350	$350,112,149
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$125,229	$266,015
MFS Blended Research Growth Equity Fund	67,060	275,505
MFS Blended Research International Equity Fund	290,943	—
MFS Blended Research Mid Cap Equity Fund	174,581	356,819
MFS Blended Research Small Cap Equity Fund	48,377	18,253
MFS Blended Research Value Equity Fund	170,759	—
MFS Commodity Strategy Fund	133,295	—
MFS Emerging Markets Debt Fund	269,078	—
MFS Emerging Markets Debt Local Currency Fund	155,323	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Global Bond Fund	$322,599	$—
MFS Global Real Estate Fund	391,794	—
MFS Government Securities Fund	635,949	—
MFS Growth Fund	—	122,918
MFS High Income Fund	436,875	—
MFS Inflation-Adjusted Bond Fund	640,570	—
MFS Institutional Money Market Portfolio	1,641	—
MFS International Growth Fund	23,221	7,895
MFS International Intrinsic Value Fund	24,774	59,702
MFS Limited Maturity Fund	1,290,197	—
MFS Mid Cap Growth Fund	—	44,972
MFS Mid Cap Value Fund	83,484	46,188
MFS New Discovery Fund	39,530	77,662
MFS New Discovery Value Fund	41,830	43,990
MFS Research Fund	97,737	199,906
MFS Research International Fund	111,773	—
MFS Total Return Bond Fund	1,529,431	—
MFS Value Fund	133,711	94,289
	$7,239,761	$1,614,114
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